Fair Value Measurements - Schedule of Breakdown of the Available-for-Sale Marketable Securities in an Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2022 USD ($)
US Treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Less than 12 months	$ 14,713
Fair Value, Total	14,713
Gross Unrealized Loss, Less than 12 months	(50)
Gross Unrealized Loss, Total	(50)
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Less than 12 months	16,915
Fair Value, Total	16,915
Gross Unrealized Loss, Less than 12 months	(57)
Gross Unrealized Loss, Total	(57)
Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Less than 12 months	34,698
Fair Value, Total	34,698
Gross Unrealized Loss, Less than 12 months	0
Gross Unrealized Loss, Total	0
Asset backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Less than 12 months	2,847
Fair Value, Total	2,847
Gross Unrealized Loss, Less than 12 months	(3)
Gross Unrealized Loss, Total	$ (3)